Issuance of common units and Series A Preferred Units - Net proceeds (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Gross proceeds for units issued	$ 2,436
Less: Commissions	(43)
Net proceeds for units issued	2,393
Common units [Member]
Gross proceeds for units issued	0
Less: Commissions	0
Net proceeds for units issued	0
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	2,436
Less: Commissions	(43)
Net proceeds for units issued	$ 2,393